DEFERRED REVENUE	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUE
16.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2011	2012
Current:
Advance from customers	$5,028	$6,179
Incentive offered to customers	1,727	790
Deferred revenue for SI service contracts with remaining PCS period within one year	990	504

	7,745	7,473
Non-current:
Deferred revenue for SI service contractswith remaining PCS period greater than one year	401	255

Total	$8,146	$7,728

Incentive offered to customers represents the deferred revenue relating to free smart cards committed to customers when cumulative purchase volume from the same customers reached certain level. Such deferred revenue is deducted from the initial revenue and to be recognized as revenue when free cards are delivered.